Preferred Shares - Additional information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Feb. 15, 2014	Dec. 19, 2013	Dec. 31, 2017	Dec. 31, 2016
Preferred Stock [Line Items]
Preferred shares, liquidation preference			$ 1,000	$ 1,000
Depositary Shares [Member]
Preferred Stock [Line Items]
Newly issued shares		1,000,000
Percentage of ownership Interest		2.50%
Share issued price per share		$ 25.00
Gross proceeds from public offering		$ 25,000
Shares outstanding			750,382
Series B Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred shares, liquidation preference		$ 1,000
Dividend on preferred stock		6.50%
Series A Preferred Stock [Member]
Preferred Stock [Line Items]
Aggregate purchase price of Preferred stock	$ 22,857
Preferred stock redemption date	Feb. 15, 2014